Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2021
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

10. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of Trading derivatives arranged by the Bank is as follows (see Note 32):

	12/31/2020		12/31/2021

	Assets	Liabilities	Assets	Liabilities

Interest rate risk	196,402	189,841	95,607	94,515
Currency risk	99,606	95,406	83,653	80,189
Market price risk	163	864	130	1,974
	296,171	286,111	179,390	176,678

Note 45.a contains a breakdown of the remaining maturity periods of Trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2020	12/31/2021

Securities loans:
Debt instruments	15,263	19,109
Equity instruments	—	14
	15,263	19,123
Short sales:
Debt instruments	102	431
	15,365	19,554

Note 45.a contains a breakdown of the remaining maturity periods of these liabilities.